Derivative financial instruments - Derivatives held for risk management (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 6,705	£ 6,440
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	154	165
Derivative liabilities held for risk management	(65)	(1,109)
At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	154	165
Derivative liabilities held for risk management	(65)	(1,109)
At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	44,373,955	35,918,021
Cash flow hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	11	7
Derivative liabilities held for risk management	(6)	(3)
Cash flow hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Cash flow hedges [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	11	7
Derivative liabilities held for risk management	(6)	(3)
Fair value hedges [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	143	117
Derivative liabilities held for risk management	(49)	(1,096)
Fair value hedges [member] | At fair value [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	0
Derivative liabilities held for risk management	0	0
Fair value hedges [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	143	117
Derivative liabilities held for risk management	(49)	(1,096)
Hedges of net investment in foreign operations [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	41
Derivative liabilities held for risk management	(10)	(10)
Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for held for risk management	0	41
Derivative liabilities held for risk management	(10)	(10)
Held for risk management [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	180,202	231,348
Held for risk management [Member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,108	11,809
Held for risk management [Member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	173,094	219,539
Held for risk management [Member] | Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	180,202	231,348
Held for risk management [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	75,389	123,585
Held for risk management [Member] | Cash flow hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	73,314	122,103
Held for risk management [Member] | Cash flow hedges [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,075	1,482
Held for risk management [Member] | Fair value hedges [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	101,845	104,781
Held for risk management [Member] | Fair value hedges [member] | Cleared by central counterparty [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	99,780	97,436
Held for risk management [Member] | Fair value hedges [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,065	7,345
Held for risk management [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,968	2,982
Held for risk management [Member] | Hedges of net investment in foreign operations [member] | Forward foreign exchange [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 2,968	£ 2,982